10. Borrowed Funds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long-term advances	$ 2,650,000	$ 1,550,000
FHLBB term advance One
Long-term advances	350,000	350,000
FHLBB term advance Two
Long-term advances	1,000,000	1,000,000
FHLBB term advance Three
Long-term advances	200,000	200,000
FHLBB term advance Four
Long-term advances	300,000	0
FHLBB term advance Five
Long-term advances	$ 800,000	$ 0